Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses [abstract]
Accruals and estimations	$ 23,589	$ 4,616
Labor related provisions	6,541	44,401
Liability for social security contributions	3,275	5,617
Other	590	739
Accrued expenses payable	$ 33,995	$ 55,373